Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value of Financial Instruments
Schedule of financial assets stated at fair value on a recurring basis

The fair value of these financial assets was determined using the following inputs as of December 31, 2011, 2012 and June 30, 2013:

	December 31, 2011			December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(in thousands)
Money market funds	$63,616	$—	$—	$42,446	$—	$—
Certificate of deposit	25	—	—	25	—	—

Total	$63,641	$—	$—	$42,471	$—	$—

	June 30, 2013
	Level 1	Level 2	Level 3
	(in thousands, unaudited)
Money market funds	$117,451	$—	$—
Certificate of deposit	25

Total	$117,476	$—	$—